Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities [Abstract]
Variable Interest Entities

3. Variable Interest Entities

The Group conducts substantially all of its operations through Focus Media Technology (Shanghai) Co., Ltd. and its subsidiaries (hereinafter collectively referred as “the PRC operating subsidiaries”). Due to PRC government restrictions that apply to foreign investment in China’s advertising industry, the Group’s advertising business has been historically conducted through contractual arrangements among the PRC operating subsidiaries and the VIEs, and their respective shareholders. Each of the contractual arrangements with the VIEs and their respective shareholders may only be amended with the approval of our audit committee or another independent body of the board of directors of the Company.

The following is a summary of the material provisions of these agreements.

Transfer of Ownership When Permitted By Law

The equity owners of the relevant VIEs have granted the relevant PRC operating subsidiary or its designee an exclusive option to purchase all or part of their equity interests in the relevant VIEs, or all or part of the assets of the relevant VIEs, for a purchase price equal to the registered capital of the relevant VIEs, or such higher price as required under PRC laws at the time of such purchase, at any time determined by the relevant PRC operating subsidiary and to the extent permitted by PRC law.

Voting Arrangements

The equity owners of the VIEs have granted an individual designated by the relevant PRC operating subsidiaries the right to appoint all of the directors and senior management of the VIEs and all of their other voting rights as shareholders of the VIEs, as provided under the articles of association of each such entity, to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and distributing dividends or other proceeds from the VIEs.

Equity Pledge Agreements

The equity owners pledge their respective equity interest in the relevant VIEs, to certain of the PRC operating subsidiaries to secure their obligations under the respective loan agreements between the relevant shareholder and PRC operating subsidiary, for the sole purpose of contributing or increasing the registered capital of the VIEs, and acquiring certain of the Company’s regional distributors, respectively. Under these equity pledge agreements, each relevant shareholder has agreed not to transfer, assign, pledge or otherwise dispose of their interest in the relevant VIE, without the prior written consent of the relevant PRC operating subsidiary.

Loan Agreements

Loans were provided to the equity owners of the VIEs solely for the purpose of establishing or increasing the registered capital of the VIEs. The loans were granted without interest. The loans have 10-year duration and cannot be repaid before maturity without written approval from the lenders.

Through these arrangements, Focus Media Holding is deemed the primary beneficiary of the VIEs as it is able to exercise effective control over the VIEs and is entitled to receive effectively all economic benefits generated from the VIEs. As a result, Focus Media Holding has consolidated the VIEs for all periods presented.

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

		As at December 31,
		2009	2010
Cash and cash equivalents		$30,303,514	$10,835,318
Accounts receivable, net of allowance for doubtful accounts of $2,831,648 and $1,044,492 in 2009 and 2010, respectively		3,325,186	9,127,339
Rental deposits		2,350,506	10,412,099
Other current assets		2,226,423	2,363,218

Total current assets		$38,205,629	$32,737,974

Rental deposits		606,662	1,466,145
Equipment, net		1,863,087	2,158,832
Acquired intangible assets, net		4,917,618	3,523,586
Goodwill		395,414,397	397,840,137
Other long-term assets		523,297	1,079,410

Total long-term assets		$403,325,061	$406,068,110

Total assets		$441,530,690	$438,806,084

Accounts payable		4,410,602	4,340,424
Accrued expenses and other current liabilities		7,234,408	10,635,394
Income taxes payable		2,976,916	2,914,969
Deferred tax liabilities		277,406	1,820,531

Total current liabilities		14,899,332	19,711,318
Total long-term liabilities		$1,406,095	$710,252

Total liabilities		$16,305,427	$20,421,570

	For the year ended December 31,
	2008	2009	2010
Net revenues	$16,975,524	$12,837,242	$21,491,910
Gross profit (loss)	(10,840,893)	(11,114,534)	(19,019,078)

Net loss	$(39,360,463)	$(30,533,871)	$(35,930,035)